Noninterest income (Tables)	12 Months Ended
Mar. 31, 2026
Disaggregation of Revenue [Line Items]
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	2024	2025	2026
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	246,865	262,916	306,811
Deposits-related business (1)	15,591	16,018	15,446
Lending-related business (2)(4)	232,626	252,267	299,353
Remittance business (1)	106,762	102,349	105,124
Asset management business (1)	115,504	126,684	136,475
Trust-related business (1)	136,800	145,298	169,243
Agency business (1)	38,329	40,663	40,727
Guarantee-related business (3)	43,791	46,629	50,742
Fees for other customer services (1)	181,558	214,016	252,054

Total Fee and commission income	1,117,826	1,206,839	1,375,976

Foreign exchange gains (losses)—net (3)	(19,390)	(185,963)	(40,536)
Trading account gains (losses)—net (2)	390,260	803,383	102,749
Investment gains (losses)—net:
Debt securities (3)	(6,446)	(4,538)	(74,307)
Equity securities (3)	1,010,288	(181,948)	1,035,589
Equity in earnings (losses) of equity method investees—net (3)	19,791	28,233	75,152
Gains on disposal of premises and equipment (3)	10,128	71,862	17,372
Other noninterest income (2)(5)	221,273	265,045	326,113

Total	2,743,729	2,002,912	2,818,108

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.